Loans and Allowance for Loan Losses, Past Due (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	$ 5,737		$ 7,262
60-89 Days Past Due	4,620		3,831
90+ Days Past Due	22,343		28,128
Total 30+ days Past Due	32,700		39,221
Current	3,125,632		2,869,588
Total loans	3,158,332		2,908,809
Loans that are 90 days past due and still accruing interest	0		0
Number of days past due	90 days
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	223,382		223,481
Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	618		583
60-89 Days Past Due	52		1,426
90+ Days Past Due	2,627		3,379
Total 30+ days Past Due	3,297		5,388
Current	190,827		185,738
Total loans	194,124		191,126
Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		209
60-89 Days Past Due	0		0
90+ Days Past Due	0		123
Total 30+ days Past Due	0		332
Current	29,258		32,023
Total loans	29,258		32,355
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	2,927,356		2,679,433
First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	4,141		5,216
60-89 Days Past Due	4,157		2,042
90+ Days Past Due	18,007		21,853
Total 30+ days Past Due	26,305		29,111
Current	2,491,262		2,258,697
Total loans	2,517,567		2,287,808
Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	141		46
60-89 Days Past Due	59		18
90+ Days Past Due	337		552
Total 30+ days Past Due	537		616
Current	57,118		50,520
Total loans	57,655		51,136
Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	741		1,123
60-89 Days Past Due	342		331
90+ Days Past Due	1,314		2,144
Total 30+ days Past Due	2,397		3,598
Current	349,737		336,891
Total loans	352,134		340,489
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	96		85
60-89 Days Past Due	10		14
90+ Days Past Due	58		77
Total 30+ days Past Due	164		176
Current	7,430		5,719
Total loans	7,594		5,895
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	4,746		6,601
60-89 Days Past Due	4,337		3,829
90+ Days Past Due	21,002		23,652
Total 30+ days Past Due	30,085		34,082
Current	2,582,294		2,434,240
Total loans	2,612,379	[1]	2,468,322	[1]
New York and Other States [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	203,988		202,045
New York and Other States [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	618		583
60-89 Days Past Due	52		1,426
90+ Days Past Due	2,627		3,379
Total 30+ days Past Due	3,297		5,388
Current	171,491		164,334
Total loans	174,788	[1]	169,722	[1]
New York and Other States [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		209
60-89 Days Past Due	0		0
90+ Days Past Due	0		123
Total 30+ days Past Due	0		332
Current	29,200		31,991
Total loans	29,200	[1]	32,323	[1]
New York and Other States [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	3,340		4,664
60-89 Days Past Due	3,874		2,042
90+ Days Past Due	16,782		17,624
Total 30+ days Past Due	23,996		24,330
Current	2,017,144		1,885,117
Total loans	2,041,140	[1]	1,909,447	[1]
New York and Other States [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	141		46
60-89 Days Past Due	59		18
90+ Days Past Due	337		552
Total 30+ days Past Due	537		616
Current	51,176		46,878
Total loans	51,713	[1]	47,494	[1]
New York and Other States [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	568		1,014
60-89 Days Past Due	342		331
90+ Days Past Due	1,198		1,897
Total 30+ days Past Due	2,108		3,242
Current	306,656		300,802
Total loans	308,764	[1]	304,044	[1]
New York and Other States [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	79		85
60-89 Days Past Due	10		12
90+ Days Past Due	58		77
Total 30+ days Past Due	147		174
Current	6,627		5,118
Total loans	6,774	[1]	5,292	[1]
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	991		661
60-89 Days Past Due	283		2
90+ Days Past Due	1,341		4,476
Total 30+ days Past Due	2,615		5,139
Current	543,338		435,348
Total loans	545,953		440,487
Florida [Member] | Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Total loans	19,394		21,436
Florida [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total 30+ days Past Due	0		0
Current	19,336		21,404
Total loans	19,336		21,404
Florida [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total 30+ days Past Due	0		0
Current	58		32
Total loans	58		32
Florida [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	801		552
60-89 Days Past Due	283		0
90+ Days Past Due	1,225		4,229
Total 30+ days Past Due	2,309		4,781
Current	474,118		373,580
Total loans	476,427		378,361
Florida [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	0		0
60-89 Days Past Due	0		0
90+ Days Past Due	0		0
Total 30+ days Past Due	0		0
Current	5,942		3,642
Total loans	5,942		3,642
Florida [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	173		109
60-89 Days Past Due	0		0
90+ Days Past Due	116		247
Total 30+ days Past Due	289		356
Current	43,081		36,089
Total loans	43,370		36,445
Florida [Member] | Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
30-59 Days Past Due	17		0
60-89 Days Past Due	0		2
90+ Days Past Due	0		0
Total 30+ days Past Due	17		2
Current	803		601
Total loans	$ 820		$ 603

[1]	Includes New York, New Jersey, Vermont, and Massachusetts.